Income Taxes (Reconciliations of Differences between Tax Provision Computed at Statutory Rate and Consolidated Provision for Income Taxes) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016
Income Tax Disclosure [Abstract]
Income before Income Taxes		¥ 435,501	[1]	¥ 424,965	¥ 391,302
Tax provision computed at statutory rate		138,054		134,714	131,086
Increases (reductions) in taxes due to:
Change in valuation allowance	[2]	(6,971)		57	(1,547)
Nondeductible expenses		3,000		4,550	2,277
Nontaxable income		(4,464)		(3,504)	(3,767)
Effect of lower tax rates on certain subsidiaries		(5,713)		(2,780)	(3,593)
Effect of investor taxes on earnings of subsidiaries		3,831		8,650	5,279
Effect of the tax rate change related to the new tax law		(16,232)		1,219	(7,468)
Other, net		2,407		1,133	(1,955)
Provision for income taxes		¥ 113,912		¥ 144,039	¥ 120,312

[1]	ORIX Corporation Europe N. V., one of the Company's subsidiaries domiciled in the Netherlands, which changed its name from Robeco Groep N. V. on January 1, 2018, is a holding company owning asset management companies. Due to its customer base being spread across the world, total revenues and income before income taxes of the Company are included in "Other." Based on its legal entity location, revenues were ¥108,446 million in the Americas and ¥76,726 million in Other for the fiscal year ended March 31, 2016, ¥96,157 million in the Americas and ¥76,012 million in Other for the fiscal year ended March 31, 2017, and ¥100,116 million in the Americas and ¥87,100 million in Other for the fiscal year ended March 31, 2018.
[2]	In fiscal 2016, decreases in the valuation allowance of ¥12 million due to the amendment to tax loss carryforward rules related to the new Japanese tax law are included in "Change in valuation allowance" in the table above.